Equity Incentive Plans - Narrative (Details) shares in Millions		11 Months Ended	12 Months Ended
	Nov. 02, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($) vestingRequirement shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 19, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | vestingRequirement			4
Option, costs not yet recognized			$ 25,000,000
Intrinsic value of stock			62,000,000	$ 53,000,000	$ 5,000,000
Stock based compensation expense			156,000,000	220,000,000	17,000,000
Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from related party			$ 13,000,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition			1 year 4 months 24 days
Percentage of fair value common stock, threshold			100.00%
Expiration period (in years)			10 years
Expiration period, following termination			3 months
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting requirements | vestingRequirement			2
Cost not yet recognized			$ 310,000,000
Period for recognition			2 years 8 months 12 days
Stock based compensation expense			$ 90,000,000	10,000,000	0
Forfeited (in shares) | shares			17
RSUs | ATG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost not yet recognized			$ 0
Awards modified on acquisition date (in shares) | shares						3
Forfeited (in shares) | shares		1
Stock based compensation expense			$ 6,000,000	$ 128,000,000	$ 0
RSUs | Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
RSUs | One-Year Cliff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
RSUs | Minimum | Time-Based Retention
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
RSUs | Maximum | Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
2021 Incentive Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the plan (in shares) | shares	121
Authorized increase as percentage of total shares outstanding, last day of prior fiscal year	5.00%
Maximum number of shares expired or terminated, added to the plan (in shares) | shares	121
Number of shares available for grant (in shares) | shares			78
2021 Incentive Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of additional shares authorized under the plan (in shares) | shares	121